PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of property, plant and equipment. net
	At December 31,
	2015	2016
Buildings	$218,144,388	$206,408,397
Leasehold improvement	129,294	129,294
Plant and machinery	793,331,294	722,238,300
Motor vehicles	2,442,337	2,258,912
Office equipment	11,893,297	12,998,049
Power stations	36,737,149	23,170,604

	1,062,677,759	967,203,556
Less: Accumulated depreciation	441,165,827	483,716,135

	621,511,932	483,487,421
Construction in progress	8,950,138	7,767,791

Property, plant and equipment, net	$630,462,070	$491,255,212